Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of sensitivity analysis risk factors affecting price of financial instrument

			Impacts on income statement						Impacts on statement of comprehensive income
			Scenarios II and III						Scenarios II and III
Risk factor	Quotation at December 31, 2024	Amount	Changes from 2024	Scenario I	-25%	-50%	+25%	+50%	Scenario I	-25%	-50%	+25%	+50%
Cash and cash equivalents and financial investments
Foreign exchange rates
BRL	6.1923	58,279	4.15%	-	-	-	-	-	2,453	(14,773)	(29,545)	14,773	29,545
EUR	1.0394	3,126	1.98%	62	(781)	(1,563)	781	1,563	-	-	-	-	-
PEN	3.7611	34,444	(2.31%)	(795)	(8,611)	(17,221)	8,611	17,221	-	-	-	-	-
CAD	1.4390	694	1.70%	-	-	-	-	-	12	(174)	(347)	174	347
NAD	18.8730	1,593	(7.93%)	-	-	-	-	-	(126)	(398)	(797)	398	797
Interest rates
BRL - CDI - SELIC	12.15%	57,969	151 bps	872	(1,761)	(3,552)	1,761	3,552	-	-	-	-	-

Loans and financings
Foreign exchange rates
BRL	6.1923	299,844	4.15%	-	-	-	-	-	(12,449)	74,961	149,922	(74,961)	(149,922)
Interest rates
BRL - CDI - SELIC	12.15%	121,318	151 bps	(1,826)	3,685	7,370	(3,685)	(7,370)	-	-	-	-	-
USD - SOFR	4.30%	236,978	(13) bps	304	2,545	5,090	(2,545)	(5,090)	-	-	-	-	-
IPCA - TLP	4.83%	159,509	17 bps	(271)	1,926	3,852	(1,926)	(3,852)	-	-	-	-	-
TJLP	7.97%	19,018	54 bps	(103)	379	758	(379)	(758)	-	-	-	-	-
			54 bps	(103)	379	758	(379)	(758)
Other financial instruments
Foreign exchange rates
BRL	6.1923	(168)	4.15%	(7)	42	84	(42)	(84)	-	-	-	-	-
Interest rates
BRL - CDI - SELIC	12.15%	(168)	151 bps	(194)	456	972	(405)	(767)	-	-	-	-	-
USD - SOFR	4.30%	1,651	(13) bps	-	49	98	(49)	(98)	(1)	(81)	(163)	81	162
Commodities price
Zinc	2,974	1,651	(4.17%)	10,942	13,037	26,074	(13,037)	(26,074)	(8,013)	(9,547)	(19,094)	9,547	19,094

Schedule of foreign exchange effects

USD amounts of foreign currency balances	2024	2023
Assets
Cash, cash equivalents and financial investments	98,067	105,802
Other Financial Instruments	70	29
Trade accounts receivables	19,553	19,885
	117,690	125,716
Liabilities
Loans and financings	297,199	279,341
Other Financial Instruments	238	479
Trade payables	190,806	227,687
Lease liabilities	42,357	52,896
Use of public assets	18,047	22,733
	548,647	583,136

Net exposure	(430,957)	(457,420)

Schedule of credit quality of financial assets

			2024			2023
	Local rating	Global rating	Total	Local rating	Global rating	Total
Cash and cash equivalents
AAA	251,962	-	251,962	189,582	-	189,582
AA+	1	-	1	-	-	-
AA	-	95,461	95,461	1	-	1
AA-	-	18,714	18,714	-	46,317	46,317
A+	-	127,151	127,151	-	72,315	72,315
A	8,265	24,749	33,014	-	66,342	66,342
A-	-	61,935	61,935	-	70,155	70,155
BB+	-	-	-	-	1	1
No rating (i)	11,899	20,400	32,299	76	12,470	12,546
	272,127	348,410	620,537	189,659	267,600	457,259
Financial investments
AAA	19,638	-	19,638	10,994	-	10,994
No rating (i)	55	-	55	64	-	64
	19,693	-	19,693	11,058	-	11,058
Derivative financial instruments
AAA	71	-	71	29	-	29
A+	-	450	450	-	978	978
A	-	842	842	-	53	53
A-	-	3,919	3,919	-	6,667	6,667
BBB+	-	-	-	-	166	166
	71	5,211	5,282	29	7,864	7,893
Other assets
AAA	883	-	883	-	-	-
	883	-	883	-	-	-

(i) Refers to subsidiaries of international financial institutions that do not have a global rating available in the international rating agencies. According to the Company's policy, for these financial institutions, the rating of the financial institution controlling entities is assumed, which must be at least BBB-.

Schedule of liquidity risk

2024	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Loans and financings	148,077	150,023	1,175,144	1,028,440	2,501,684
Lease liabilities	29,882	37,755	6,121	12,299	86,057
Derivative financial instruments	3,600	181	17	-	3,798
Trade payables	443,288	-	-	-	443,288
Confirming payables	268,175	-	-	-	268,175
Salaries and payroll charges	70,235	-	-	-	70,235
Dividends payable	3,707	-	-	-	3,707
Related parties	1,125	3,079	-	-	4,204
Asset retirement and environmental obligations	47,937	76,583	60,598	364,036	549,154
Use of public assets	1,457	3,180	3,585	28,226	36,448
	1,017,482	270,801	1,245,465	1,433,001	3,966,749

2023	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Loans and financings	232,941	181,147	1,591,705	173,436	2,179,229
Lease liabilities	29,227	49,480	16,845	14,306	109,858
Derivative financial instruments	10,343	108	42	-	10,493
Trade payables	451,603	-	-	-	451,603
Confirming payables	234,385	-	-	-	234,385
Salaries and payroll charges	68,165	-	-	-	68,165
Dividends payable	2,830	-	-	-	2,830
Related parties	1,062	2,873	-	-	3,935
Asset retirement and environmental obligations	33,591	85,675	95,302	358,333	572,901
Use of public assets	1,902	3,240	3,921	17,570	26,633
	1,066,049	322,523	1,707,815	563,645	3,660,032

Schedule of leverage ratio

	Note	2024	2023	2022
Loans and financings	24 (a)	1,762,633	1,725,566	1,669,259
Derivative financial instruments	16 (a)	(1,484)	2,600	2,575
Lease liabilities	23 (b)	95,899	77,405	27,205
Cash and cash equivalents	15	(620,537)	(457,259)	(497,826)
Financial investments		(19,693)	(11,058)	(18,062)
Net debt (i)		1,216,818	1,337,254	1,183,151

Net (loss) income for the year		(187,407)	(291,810)	76,988
Plus (less):
Depreciation and amortization	7	330,198	310,475	292,140
Share in the results of associates		(21,223)	(23,536)	(1,885)
Net financial results	10	369,460	167,058	134,811
Income tax expense (benefit)	11 (a)	115,556	(4,274)	150,983
Miscellaneous adjustments	2	107,496	248,128	110,168
Adjusted EBITDA (ii)		714,080	406,041	763,205

Leverage ratio (Net debt/Adjusted EBITDA)		1.70	3.29	1.55

(i) Net debt is defined as (a) loans and financings, plus lease liabilities, plus or minus (b) the fair value of derivative financial instruments, less (c) cash and cash equivalents, less (d) financial investments.

(ii) Adjusted EBITDA for capital management calculation uses the same assumptions described in note 2 for Adjusted EBITDA by segment.